Loan Servicing Assets (Tables)	12 Months Ended
Dec. 31, 2018
Mortgage Banking [Abstract]
Summary of Mortgage Servicing Rights	A summary of loan servicing rights follows:

	2018	2017	2016
	(dollars in thousands)
Beginning of year servicing rights:	$2,125	$2,271	$2,040
Amounts capitalized	388	587	982
Amortization	(663)	(733)	(751)
Impairment	—	—	—
End of year	$1,850	$2,125	$2,271

Estimated Amortization Expense	Amortization expense is estimated as follows:
Year ending December 31,
(dollars in thousands)
2019	$437
2020	378
2021	319
2022	261
2023	202
Thereafter	253
Total	$1,850

Key Assumptions Used to Value Mortgage Servicing Rights	The key assumptions used to value mortgage servicing rights were as follows:

	2018	2017
Weighted average remaining life	259 months	264 months
Weighted average discount rate	12%	13%
Weighted average coupon	4.02%	3.94%
Weighted average prepayment speed	132%	150%